Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions and Balances [Line Items]
Rental fee	$ 12,887
Property management fee	2,085
Loan payments		$ 1,885,736
Collected advances	18,311	1,736,970
Borrowed related parties	$ 9,486,075	$ 5,835,307